DESCRIPTION OF THE PLAN - Vesting (Details) - Pioneer Bank, National Association 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF THE PLAN
Vesting period for employer safe harbor contributions	2 years
Vesting period for employer discretionary contributions	6 years
Vesting percentage after second year for employer discretionary contributions	20.00%
Vesting percentage upon attaining normal retirement age or termination of service due to death or disability	100.00%